Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Advantage Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000914775
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Dreyfus Global Absolute Return Fund (Prospectus Summary) | Dreyfus Global Absolute Return Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGPAX
Dreyfus Global Absolute Return Fund (Prospectus Summary) | Dreyfus Global Absolute Return Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGPCX
Dreyfus Global Absolute Return Fund (Prospectus Summary) | Dreyfus Global Absolute Return Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGPIX
Dreyfus Global Dynamic Bond Fund (Prospectus Summary) | Dreyfus Global Dynamic Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGDAX
Dreyfus Global Dynamic Bond Fund (Prospectus Summary) | Dreyfus Global Dynamic Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGDCX
Dreyfus Global Dynamic Bond Fund (Prospectus Summary) | Dreyfus Global Dynamic Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGDIX
Dreyfus Global Real Return Fund (Prospectus Summary) | Dreyfus Global Real Return Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRRAX
Dreyfus Global Real Return Fund (Prospectus Summary) | Dreyfus Global Real Return Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRRCX
Dreyfus Global Real Return Fund (Prospectus Summary) | Dreyfus Global Real Return Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRRIX
Dreyfus Total Emerging Markets Fund (Prospectus Summary) | Dreyfus Total Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTMAX
Dreyfus Total Emerging Markets Fund (Prospectus Summary) | Dreyfus Total Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTMCX
Dreyfus Total Emerging Markets Fund (Prospectus Summary) | Dreyfus Total Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTEIX
Dreyfus Total Return Advantage Fund (Prospectus Summary) | Dreyfus Total Return Advantage Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTRAX
Dreyfus Total Return Advantage Fund (Prospectus Summary) | Dreyfus Total Return Advantage Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTRCX
Dreyfus Total Return Advantage Fund (Prospectus Summary) | Dreyfus Total Return Advantage Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTRRX
Global Alpha Fund (Prospectus Summary) | Global Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVGAX
Global Alpha Fund (Prospectus Summary) | Global Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVGCX
Global Alpha Fund (Prospectus Summary) | Global Alpha Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVGRX